Accumulated Other Comprehensive Income (Loss) - Changes in OCI Components Before- and After-tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Before-tax
Net change	$ 488	$ 7,508	$ (8,400)
Tax effect
Net change	(616)	(3,371)	2,740
After-tax
Net change	(128)	4,137	(5,660)
Accumulated Net Unrealized Investment Gain (Loss) | Debt securities
Before-tax
Net change in unrealized gain (losses) and fair value	(1,644)	8,698	(10,989)
Net realized gains (losses) reclassified into earnings	(1,010)	(1,338)	(1,251)
Net change	(2,654)	7,360	(12,240)
Tax effect
Net change in unrealized gain (losses) and fair value	627	(3,268)	4,077
Net realized gain (losses) reclassified into earnings	384	508	463
Net change	1,011	(2,760)	4,540
After-tax
Net change in unrealized gain (losses) and fair value	(1,017)	5,430	(6,912)
Net realized gain (losses) reclassified into earnings	(626)	(830)	(788)
Net change	(1,643)	4,600	(7,700)
Accumulated Net Unrealized Investment Gain (Loss) | Equity securities
Before-tax
Net change in unrealized gain (losses) and fair value	72	34	32
Net realized gains (losses) reclassified into earnings	0	0	(771)
Net change	72	34	(739)
Tax effect
Net change in unrealized gain (losses) and fair value	(27)	(13)	(12)
Net realized gain (losses) reclassified into earnings	0	0	285
Net change	(27)	(13)	273
After-tax
Net change in unrealized gain (losses) and fair value	45	21	20
Net realized gain (losses) reclassified into earnings	0	0	(486)
Net change	45	21	(466)
Debit Valuation Adjustments
Before-tax
Net change in unrealized gain (losses) and fair value	436
Net realized gains (losses) reclassified into earnings	556
Net change	992
Tax effect
Net change in unrealized gain (losses) and fair value	(166)
Net realized gain (losses) reclassified into earnings	(211)
Net change	(377)
After-tax
Net change in unrealized gain (losses) and fair value	270
Net realized gain (losses) reclassified into earnings	345
Net change	615
Derivatives
Before-tax
Net change in unrealized gain (losses) and fair value	55	195	156
Net realized gains (losses) reclassified into earnings	883	760	773
Net change	938	955	929
Tax effect
Net change in unrealized gain (losses) and fair value	(22)	(54)	(51)
Net realized gain (losses) reclassified into earnings	(332)	(285)	(286)
Net change	(354)	(339)	(337)
After-tax
Net change in unrealized gain (losses) and fair value	33	141	105
Net realized gain (losses) reclassified into earnings	551	475	487
Net change	584	616	592
Employee Benefit Plans
Before-tax
Net increase (decrease) in fair value	408	(1,629)	2,985
Net realized gains (losses) reclassified into earnings	169	55	237
Settlements, curtailments and other	1	(1)	46
Net change	578	(1,575)	3,268
Tax effect
Net increase (decrease) in fair value	(121)	614	(1,128)
Net realized gain (losses) reclassified into earnings	(62)	(23)	(79)
Settlements, curtailments and other	(1)	41	(12)
Net change	(184)	632	(1,219)
After-tax
Net increase (decrease) in fair value	287	(1,015)	1,857
Net realized gain (losses) reclassified into earnings	107	32	158
Settlements, curtailments and other	0	40	34
Net change	394	(943)	2,049
Foreign currency
Before-tax
Net change in unrealized gain (losses) and fair value	600	714	244
Net realized gains (losses) reclassified into earnings	(38)	20	138
Net change	562	734	382
Tax effect
Net change in unrealized gain (losses) and fair value	(723)	(879)	(384)
Net realized gain (losses) reclassified into earnings	38	(12)	(133)
Net change	(685)	(891)	(517)
After-tax
Net change in unrealized gain (losses) and fair value	(123)	(165)	(140)
Net realized gain (losses) reclassified into earnings		8	5
Net change	$ (123)	$ (157)	$ (135)